Leases (Details) - Schedule of Aggregate Right of Use Assets and Related Lease Liabilities - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Aggregate Right of Use Assets and Related Lease Liabilities [Abstract]
Operating lease right-of-use assets	¥ 10,249	¥ 14,723
Short-term operating lease liabilities	(3,951)	(7,676)
Long-term operating lease liabilities	(5,398)	(6,226)
Total operating leased liabilities	¥ (9,349)	¥ (13,902)